The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2020:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$544,240,200	$-	$-	$544,240,200
Investment Companies	17,630,953	-	-	17,630,953
Real Estate Investment Trusts	8,636,062	-	-	8,636,062
Short Term Investments	3,720,665	-	-	3,720,665
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	46,488,042
Total Investments in Securities	$574,227,880	$-	$-	$620,715,922

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,090,759	$7,416,989	$-	$9,507,748
Consumer Discretionary	7,882,207	7,936,765	-	15,818,972
Consumer Staples	834,050	6,102,066	-	6,936,116
Energy	782,168	1,661,852	-	2,444,020
Financials	435,421	10,448,634	-	10,884,055
Health Care	191,641	5,156,223	-	5,347,864
Industrials	-	2,235,440	-	2,235,440
Information Technology	485,492	20,105,841	-	20,591,333
Materials	815,658	6,385,831	-	7,201,489
Real Estate	-	211,473	-	211,473
Utilities	-	684,882	-	684,882
Total Common Stocks	13,517,396	68,345,996	-	81,863,392
Investment Companies	8,135,842	-	-	8,135,842
Preferred Stocks
Consumer Discretionary	-	97,598	-	97,598
Consumer Staples	-	259,974	-	259,974
Energy	-	315,460	-	315,460
Financials	-	517,845	-	517,845
Information Technology	-	739,084	-	739,084
Materials	-	306,224	-	306,224
Utilities	-	160,666	-	160,666
Total Preferred Stocks	-	2,396,851	-	2,396,851
Short Term Investments	556,605	-	-	556,605
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	7,516,410
Total Investments in Securities	$22,209,843	$70,742,847	$-	$100,469,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$79,689,439	$-	$3,867	$79,693,306
Investment Companies	2,853,904	-	-	2,853,904
Real Estate Investment Trusts	3,727,891	-	-	3,727,891
Short Term Investments	630,919	-	-	630,919
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	8,607,780
Total Investments in Securities	$86,902,153	$-	3,867	$95,513,800

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Rights
Balance as of April 1, 2020	$9,708	$0
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Corporate Action	-	(359)
Realized gain (loss)	-	359
Change in unrealized appreciation (depreciation)	(5,841)	-
Transfers into/(out of) Level 3	-	-
Balance as of December 31, 2020	$3,867	$-
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2020.	$(5,841)	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$66,651	$6,670,784	$-	$6,737,435
Consumer Discretionary	480,741	18,542,188	-	19,022,929
Consumer Staples	1,654,481	14,972,361	-	16,626,842
Energy	303,425	2,655,575	-	2,959,000
Financials	3,740,909	16,894,516	-	20,635,425
Health Care	590,055	18,319,983	-	18,910,038
Industrials	1,621,566	17,859,093	-	19,480,659
Information Technology	1,722,680	10,256,662	3,691	11,983,033
Materials	1,435,205	8,648,896	-	10,084,101
Real Estate	91,291	308,597	-	399,888
Utilities	681,627	4,564,782	-	5,246,409
Total Common Stocks	12,388,631	119,693,437	3,691	132,085,759
Investment Companies	53,010	-	-	53,010
Participatory Notes	-	34,886	-	34,886
Preferred Stocks
Consumer Discretionary	-	436,098	-	436,098
Health Care	-	186,160	-	186,160
Materials	-	234,434	-	234,434
Total Preferred Stocks	-	856,692	-	856,692
Real Estate Investment Trusts	-	597,929	-	597,929
Short Term Investments	644,511	-	-	644,511
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	527,984
Total Investments in Securities	$13,086,152	$121,182,944	$3,691	$134,800,771

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2020	$-
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	744
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2,947
Transfers into/(out of) Level 3	-
Balance as of December 31, 2020	$3,691
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2020.	$2,947

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$7,451,851	$-	$7,451,851
Collateralized Mortgage Obligations	-	22,334,494	-	22,334,494
Corporate Obligations	-	52,493,028	-	52,493,028
Foreign Government Debt Obligations	-	776,178	-	776,178
Mortgage Backed Securities - U.S. Government Agency	-	56,262,240	-	56,262,240
Municipal Debt Obligations	-	3,058,985	-	3,058,985
U.S. Treasury Obligations	-	53,402,816	-	53,402,816
Total Fixed Income	-	195,779,592	-	195,779,592
Short Term Investments	5,245,464	-	-	5,245,464
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	13,350,953
Total Investments in Securities	$5,245,464	$195,779,592	$-	$214,376,009

Other Financial Instruments**
Futures	$8,427	$-	$-	$8,427
Options Written	-	(19,980)	-	(19,980
Swaps	-	99,874	-	99,874

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and swaps.  Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$23,967,547	$-	$23,967,547
Short Term Investments	24,544	-	-	24,544
Total Investments in Securities	$24,544	$23,967,547	$-	$23,992,091

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$-	$-	$0	$0
Fixed Income
Asset Backed Securities	-	715,279	-	715,279
Collateralized Mortgage Obligations	-	5,558,613	-	5,558,613
Corporate Obligations	-	25,780	-	25,780
Foreign Government Obligations	-	7,662,721	-	7,662,721
Mortgage Backed Securities - U.S. Government Agency	-	11,162,942	-	11,162,942
U.S. Treasury Obligations	-	4,413,999	-	4,413,999
Total Fixed Income	-	29,539,334	-	29,539,334
Short Term Investments	4,036,790	8,628,836	-	12,665,626
Total Investments in Securities	$4,036,790	$38,168,170	$0	$42,204,960

Other Financial Instruments*
Forward Currency Contracts	$-	$(398,499)	$-	$(398,499)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts.  Forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2020	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Amortization, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-
Balance as of December 31, 2020	$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2020	$-

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,028,564,912	$-	$-	$1,028,564,912
Short Term Investments	6,484,502	-	-	6,484,502
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	219,016,922
Total Investments in Securities	$1,035,049,414	$-	$-	$1,254,066,336

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$435,345,561	$-	$-	$435,345,561
Short Term Investments	773	-	-	773
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	70,256,790
Total Investments in Securities	$435,346,334	$-	$-	$505,603,124

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$307,596,915	$-	$-	$307,596,915
Investment Companies	119,060,755	-	-	119,060,755
Real Estate Investment Trusts	4,531,828	-	-	4,531,828
Short Term Investments	8,802,617	-	-	8,802,617
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	29,195,760
Total Investments in Securities	$439,992,115	$-	$-	$469,187,875

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$209,132,528	$-	$-	$209,132,528
Short Term Investments	663	-	-	663
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	12,038,405
Total Investments in Securities	$209,133,191	$-	$-	$221,171,596

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$131,441,660	$-	$-	$131,441,660
Short Term Investments	424,046	-	-	424,046
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	22,857,278
Total Investments in Securities	$131,865,706	$-	$-	$154,722,984

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$ 246,606,837	$ -	$ -	$ 246,606,837
Short Term Investments	2,254,388	-	-	2,254,388
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	22,176,784
Total Investments in Securities	$ 248,861,225	$ -	$ -	$ 271,038,009

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$2,594,371	$185,195,454	$-	$187,789,825
Total Investments in Securities	$2,594,371	$185,195,454	$-	$187,789,825

Other Financial Instruments*
Futures	$7,549,850	$-	$-	$7,549,850
Forwards	$-	$459,005	$-	$459,005

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts.  Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$5,103,593	$-	$-	$5,103,593
Short Term Investments	3,933,697	907,523	-	4,841,220
Investments Purchased with Proceeds from Securities Lending Collateral*	-		-	2,529,375
Total Investments in Securities	$9,037,290	$907,523	$-	$12,474,188

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$38,398,821	$-	$-	$38,398,821
Short Term Investments	505,289	-	-	505,289
Total Investments in Securities	$38,904,110	$-	$-	$38,904,110

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$26,051,246	$-	$-	26,051,246
Investment Companies	27,396,557	-	-	27,396,557
Short Term Investments	14,943,910	5,293,517	-	20,237,427
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,717,152
Total Investments in Securities	$68,391,713	$5,293,517	$-	$77,402,382

Other Financial Instruments*
Futures	$4,430		$-	$4,430
Options Written	-	(198,505)	-	(198,505)

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options.  Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended December 31, 2020. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2020	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF*	$ 29,836,379	$ 8,119,324	$ 23,755,636	$ 830,506
	$ 29,836,379	$ 8,119,324	$ 23,755,636	$ 830,506

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of December 31, 2020	Share Balance as of December 31, 2020
ProShares Investment Grade-Interest Rate Hedged ETF*	$ 2,805,138	$ 505,321	$ 17,835,711	236,047
	$ 2,805,138	$ 505,321	$ 17,835,711	236,047

* Security was no longer an affiliate as of December 31, 2020

The GuidePath® Multi-Asset Income Allocation Fund owned 5% or more of the voting securities of the following company during the period ended December 31, 2020. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2020	Purchases	Sales	Realized Gain (Loss)
Global X Funds US Preferred EFT*	$ 4,252,378	$ 4,048,665	$ 1,557,664	$ (46,515)
	$ 4,252,378	$ 4,048,665	$ 1,557,664	$ (46,515)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of December 31, 2020	Share Balance as of December 31, 2020
Global X Funds US Preferred EFT*	$ 867,669	$ 253,162	$ 7,564,533	293,199
	$ 867,669	$ 253,162	$ 7,564,533	293,199

* Security was no longer an affiliate as of December 31, 2020